Shareholders' equity	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Shareholders' equity

6. Shareholders’ equity

On March 16, 2018, the Company issued 3,499,990 common shares at par value of 1/13 of a Swiss franc per share. The shares were subscribed by the Company and are held as treasury shares, hence the operation did not impact the share capital. Share issuance costs of USD 11 thousand related to the operation were recorded as a deduction in equity.

On May 17 and 25, 2018, the Company sold 1,000,851 and 600,000 treasury shares, respectively, at a price of USD 12.50 per share, from its “at the market” (ATM) program, generating gross proceeds of USD 20.0 million. Directly related share issuance costs of USD 0.6 million were recorded as a deduction in equity.

On June 22, 2018, the Company completed an underwritten public offering of 4,750,000 common shares at a price of USD 15.39 per share, with an option to issue to an additional 712,500 common shares (the “follow-on offering”). The gross proceeds of USD 73.1 million resulting from this transaction have been recorded in equity net of directly related share issuance costs of USD 5.3 million. Subsequent to the initial closing of the follow-on offering, on July 19, 2018, the Company sold an additional 306,721 common shares for total gross proceeds of USD 4.7 million (USD 15.39 per share). These shares were sold pursuant to the 30-day option granted in connection with the follow-on offering to purchase up to an additional 712,500 common shares (“green-shoe”). Directly related share issuance costs amounted to USD 0.3 million.

In June 2019, the Company sold a total of 117,497 treasury shares at an average price of USD 11.40 per share, as part of its ATM program initiated in May 2018. These multiple daily transactions generated total gross proceeds of USD 1.3 million.

As at June 30, 2019, the total outstanding share capital of USD 3.4 million, fully paid, consists of 43,719,675 common shares, excluding 288,351 non-vested shares and 1,485,104 treasury shares. As at December 31, 2018, the total outstanding share capital of USD 3.4 million, fully paid, consists of 43,443,911 common shares, excluding 430,625 non-vested shares and 1,602,601 treasury shares. All shares have a nominal value of 1/13 of a Swiss franc, translated into USD using historical rates at the issuance date.